Basis of Presentation and Summary of Significant Accounting Policies - Property and Equipment (Detail)	12 Months Ended
Sep. 30, 2013
Buildings And Land Improvements
Property, Plant and Equipment [Line Items]
Estimated useful life	40 years
Furniture And Equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Furniture And Equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	7 years